Document and Entity Information	Jan. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	NEXPOINT CAPITAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	814-01074
Entity Tax Identification Number	38-3926499
Entity Address Address Line 1	300 Crescent Court
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	972
Local Phone Number	934-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001588272